Deferred Government Grants	12 Months Ended
Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED GOVERNMENT GRANTS
12.	DEFERRED GOVERNMENT GRANTS

The government grants received are required to be used in construction of property and equipment. These grants are initially deferred and subsequently recognized in the statement of operations over the lives of the related assets as other operating income.

	For the years ended December 31,
	2016	2017	2018
	$	$	$

Balance at beginning of the year	4,014	2,108	1,957
Recognized as other operating income	(1,650)	(281)	-
Foreign currency translation difference	(256)	130	(93)
Balance at ending of the year	2,108	1,957	1,864

The Group will recognize the remaining balance as of December 31, 2018 in the future years when confirmation of project completion from the government authorities can be obtained.